Prepaid expenses and deposits (Details) - CAD ($) $ in Thousands	Oct. 31, 2021	Oct. 31, 2020
Prepaid expenses and deposits
Deposits on cannabis retail outlets	$ 996	$ 809
Prepaid insurance and other	3,352	311
Prepayment on inventory	4,252	2,759
Total	8,600	3,879
Current prepayments	(6,919)	(3,070)
Long-term	$ 1,681	$ 809